Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of compliance with regulatory capital requirements

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2017	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,701,327	16.67%	4.50%	NA
The Bank	1,668,314	16.35	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,701,327	16.67	6.00	NA
The Bank	1,668,314	16.35	6.00	8.00
Total risk-based capital ratio:
The Company	1,828,935	17.92	8.00	NA
The Bank	1,795,929	17.60	8.00	10.00
Tier 1 leverage ratio:
The Company	1,701,327	11.49	4.00	NA
The Bank	1,668,314	11.27	4.00	5.00

September 30, 2016
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,690,380	17.54%	4.50%	NA
The Bank	1,668,828	17.32	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,690,380	17.54	6.00	NA
The Bank	1,668,828	17.32	6.00	8.00
Total risk-based capital ratio:
The Company	1,807,740	18.76	8.00	NA
The Bank	1,786,188	18.54	8.00	10.00
Tier 1 leverage ratio:
The Company	1,690,380	11.60	4.00	NA
The Bank	1,668,828	11.45	4.00	5.00

Schedule of weighted average number of shares
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2017	2016	2015

Weighted average shares outstanding	88,905,457	91,399,038	95,644,639
Weighted average dilutive warrants	242,979	440,366	340,016
Weighted average dilutive options	75,771	73,514	69,304
Weighted average diluted shares	89,224,207	91,912,918	96,053,959

Net income (In thousands)	$173,532	$164,049	$160,316
Basic EPS	$1.95	$1.79	$1.68
Diluted EPS	1.94	1.78	1.67